BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 21,717	$ 4,557
GST receivables	2,348	2,282
Prepaid expenses	0	461
Total current assets	24,065	7,300
Reclamation deposits	99,916	96,838
PetroSteam License	59,828	59,828
Total assets	183,809	163,966
Current liabilities
Accounts payable and accrued liabilities	101,367	57,409
Accounts payable and accrued liabilities - related party	21,958	21,458
Notes payable	8,537	8,105
Derivative liability	24,336	48,055
Total current liabilities	156,198	135,027
Deferred revenue - royalty agreement (Note 8)	300,000	300,000
Asset retirement obligation	197,904	180,535
Total long-term liabilities	497,904	480,535
Total liabilities	654,102	615,562
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 20,085,119 shares issued and outstanding at December 31, 2020 and 2019	0	0
Additional paid-in capital	23,404,083	23,404,083
Common shares to be issued	5,000	0
Accumulated deficit	(23,474,066)	(23,451,107)
Accumulated other comprehensive income	(405,310)	(404,572)
Total stockholders' equity (deficit)	(470,293)	(451,596)
Total liabilities and Stockholders' equity (deficit)	$ 183,809	$ 163,966